Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks		$ 1,203,105,095	$ 778,796,544	$ 1,045,370,900
Debt securities at fair value through profit or loss		1,752,113,837	657,238,645
Derivative financial instruments		13,143,270	133,591
Repo transactions		615,582,382	192,852,624
Other financial assets		201,381,389	180,443,674
Loans and other financing		1,833,657,853	1,864,088,844
Other debt securities		430,934,498	2,295,609,430
Financial assets delivered as guarantee		132,891,084	95,353,885
Equity instruments at fair value through profit or loss		3,213,841	2,614,136
Deposits		3,370,240,610	4,033,959,266
Liabilities at fair value through profit or loss		13,825,475	1,638,088
Derivative financial instruments		2,837,879	7,382
Repo transactions		23,601,328	0
Other financial liabilities		374,491,943	420,684,684
Financing received from the BCRA and other financial institutions		19,799,011	7,627,436
Issued corporate bonds		58,864,013	8,456,451
Subordinated corporate bonds		328,227,793	224,617,825
Total liabilities		4,373,867,889	4,838,581,282
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks		1,203,105,095	778,796,544
Other financial assets		52,718,261	35,657,343
Loans and other financing	[1]	7,844,494	4,535,349
Financial assets delivered as guarantee		102,444,359	95,353,885
Equity instruments at fair value through profit or loss		3,213,841	2,614,136
Total assets		1,369,326,050	916,957,257
Deposits		1,678,922,497	1,993,987,527
Total liabilities		1,678,922,497	1,993,987,527
Up to 1 month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		1,285,901	11,232,300
Derivative financial instruments		7,937,962	26,426
Repo transactions		615,582,382	192,852,624
Other financial assets		90,451,422	106,040,645
Loans and other financing	[1]	914,817,926	819,989,852
Other debt securities		43,700,875	1,633,096,866
Financial assets delivered as guarantee		30,446,725
Total assets		1,704,223,193	2,763,238,713
Deposits		1,468,496,724	1,661,474,368
Liabilities at fair value through profit or loss		13,825,475	1,638,088
Derivative financial instruments		772,082	5,340
Repo transactions		23,601,328
Other financial liabilities		362,562,577	406,776,711
Financing received from the BCRA and other financial institutions		9,204,268	908,378
Issued corporate bonds		346
Total liabilities		1,878,462,800	2,070,802,885
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		242,735,856	71,687,309
Derivative financial instruments		3,386,733	48,053
Other financial assets		15,418	43,227
Loans and other financing	[1]	220,082,349	154,227,780
Other debt securities		272,972	321,378,829
Total assets		466,493,328	547,385,198
Deposits		138,012,172	324,005,727
Derivative financial instruments		1,043,884	2,042
Other financial liabilities		1,082,105	1,124,905
Financing received from the BCRA and other financial institutions		3,610,758	1,592,445
Issued corporate bonds		2,164	20,203
Total liabilities		143,751,083	326,745,322
Over 3 months and up to 6 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		620,520,421	254,790,463
Derivative financial instruments		1,818,575	59,112
Other financial assets		2,972,126	2,087,941
Loans and other financing	[1]	172,923,162	175,343,251
Other debt securities		44,010,662	14,872,513
Total assets		842,244,946	447,153,280
Deposits		44,635,643	49,846,154
Derivative financial instruments		130,385
Other financial liabilities		1,033,831	956,320
Financing received from the BCRA and other financial institutions		444,049	4,993,630
Issued corporate bonds		12,827,488
Subordinated corporate bonds		5,723,805	4,422,672
Total liabilities		64,795,201	60,218,776
Over 6 months and up to 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		834,601,516	256,063,185
Loans and other financing	[1]	157,171,020	186,873,018
Other debt securities		56,847,898	165,761,262
Total assets		1,048,620,434	608,697,465
Deposits		39,978,607	4,581,098
Derivative financial instruments		891,528
Other financial liabilities		1,798,591	1,971,058
Financing received from the BCRA and other financial institutions			132,983
Issued corporate bonds		40,567,916
Total liabilities		83,236,642	6,685,139
Total up to 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		1,699,143,694	593,773,257
Derivative financial instruments		13,143,270	133,591
Repo transactions		615,582,382	192,852,624
Other financial assets		93,438,966	108,171,813
Loans and other financing	[1]	1,464,994,457	1,336,433,901
Other debt securities		144,832,407	2,135,109,470
Financial assets delivered as guarantee		30,446,725
Total assets		4,061,581,901	4,366,474,656
Deposits		1,691,123,146	2,039,907,347
Liabilities at fair value through profit or loss		13,825,475	1,638,088
Derivative financial instruments		2,837,879	7,382
Repo transactions		23,601,328
Other financial liabilities		366,477,104	410,828,994
Financing received from the BCRA and other financial institutions		13,259,075	7,627,436
Issued corporate bonds		53,397,914	20,203
Subordinated corporate bonds		5,723,805	4,422,672
Total liabilities		2,170,245,726	2,464,452,122
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		18,788,976	40,646,054
Other financial assets		34,511
Loans and other financing	[1]	133,783,385	183,431,453
Other debt securities		252,716,743	42,552,534
Total assets		405,323,615	266,630,041
Deposits		190,666	19,603
Other financial liabilities		2,688,938	2,748,148
Financing received from the BCRA and other financial institutions		6,389,125
Issued corporate bonds		5,466,099	8,436,248
Total liabilities		14,734,828	11,203,999
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		34,181,167	22,819,334
Other financial assets		55,189,651	36,614,518
Loans and other financing	[1]	227,035,517	339,688,141
Other debt securities		33,385,348	117,947,426
Total assets		349,791,683	517,069,419
Deposits		4,301	44,789
Other financial liabilities		5,325,901	7,107,542
Financing received from the BCRA and other financial institutions		150,811
Subordinated corporate bonds		322,503,988	220,195,153
Total liabilities		327,985,001	227,347,484
Total over 12 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt securities at fair value through profit or loss		52,970,143	63,465,388
Other financial assets		55,224,162	36,614,518
Loans and other financing	[1]	360,818,902	523,119,594
Other debt securities		286,102,091	160,499,960
Total assets		755,115,298	783,699,460
Deposits		194,967	64,392
Other financial liabilities		8,014,839	9,855,690
Financing received from the BCRA and other financial institutions		6,539,936
Issued corporate bonds		5,466,099	8,436,248
Subordinated corporate bonds		322,503,988	220,195,153
Total liabilities		$ 342,719,829	$ 238,551,483

[1]	The amounts included in “without due date” are related to the non-performing portfolio.